Pension and Other Postretirement Benefits (Schedule of Pension Assets/(Liabilities)) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Non-current assets	$ 313	$ 14
Current liabilities	6	8
Non-current liabilities	$ 434	$ 469